Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 2,054	$ 550	$ 24,998,388		$ 1,315,017	$ 4,124,037	$ (511,824)	$ 3,091,043	$ 33,019,265
Balance (in Shares) at Dec. 31, 2022	[1]	256,643	68,722
Balance at Dec. 31, 2023		$ 2,056	$ 550	25,133,933		1,371,168	(7,268,025)	(1,232,901)	3,031,389	21,038,170
Balance (in Shares) at Dec. 31, 2023	[1]	256,868	68,722
Share-based compensation expenses		$ 2		135,545						135,547
Share-based compensation expenses (in Shares)	[1]	225
Net (loss) income							(11,335,911)		28,672	(11,307,239)
Appropriation of statutory reserve						56,151	(56,151)
Foreign currency translation adjustments								(721,077)	(88,326)	(809,403)
Balance at Dec. 31, 2024		$ 24,840	$ 550	29,059,063		1,419,190	(7,959,276)	(1,706,460)	3,313,146	24,151,053
Balance (in Shares) at Dec. 31, 2024	[1]	3,104,891	68,722
Sales of ordinary shares		$ 13,094		3,825,106						3,838,200
Sales of ordinary shares (in Shares)	[1]	1,636,750
Exercise of warrants		$ 9,600		(9,600)
Exercise of warrants (in Shares)	[1]	1,200,000
Issuance of ordinary shares for compensation		$ 39		109,675						109,714
Issuance of ordinary shares for compensation (in Shares)	[1]	4,875
Issuance of fraction shares for share consolidation		$ 51		(51)
Issuance of fraction shares for share consolidation (in Shares)	[1]	6,398
Net (loss) income							(643,229)		369,816	(273,413)
Appropriation of statutory reserve						161,208	(161,208)
Reversal of statutory reserve						(113,186)	113,186
Foreign currency translation adjustments								(473,559)	(88,059)	(561,618)
Balance at Dec. 31, 2025		$ 25,890	$ 5,000	34,475,566	(1,716,667)	1,340,331	(14,190,570)	(1,308,864)	3,967,270	22,597,956
Balance (in Shares) at Dec. 31, 2025	[1]	3,236,141	624,972
Share-based compensation expenses		$ 1,050	$ 4,450	5,416,503	(1,716,667)					3,705,336
Share-based compensation expenses (in Shares)		131,250	556,250
Net (loss) income							(6,310,153)		495,286	(5,814,867)
Appropriation of statutory reserve						62,654	(62,654)
Reversal of statutory reserve						(141,513)	$ 141,513
Foreign currency translation adjustments								$ 397,596	$ 158,838	$ 556,434

[1]	Retrospectively restated for the effect of share consolidation (see Note 21).